Note 10 - Goodwill (Details) - Goodwill (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2014	Jan. 31, 2013
Condensed Cash Flow Statements, Captions [Line Items]
Balance, beginning of year	$ 88,297	$ 11,391
Adjustments on account of foreign exchange	(1,930)	899
Balance, end of year	111,179	88,297
Impatex [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Goodwill Acquired During Period	3,501
Balance, end of year	3,501
Compudata [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Goodwill Acquired During Period	8,201
Balance, end of year	8,201
KSD [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Goodwill Acquired During Period	13,110
Balance, end of year	13,110
Infodis [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Goodwill Acquired During Period		1,339
Balance, end of year		1,339
IES [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Goodwill Acquired During Period		11,823
Balance, end of year		11,823
Exentra [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Goodwill Acquired During Period		6,231
Balance, end of year		$ 6,231